Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($) item customer	Dec. 31, 2021 USD ($) customer item	Dec. 31, 2020 USD ($) customer item	Dec. 31, 2022 USD ($) item
Current assets
Cash at bank and in hand	$ 1,411	$ 1,461	$ 1,182	$ 1,411
Other short-term equivalents	4,755	4,868	6,650	4,755
Cash and cash equivalents	6,166	6,329	7,832	6,166
Cash collateral pledged to counterparties	162			162
Fixed deposits	64	53	42	64
Derivative financial instruments	87	83	142	87
Non-current assets
Derivative financial instruments	74	102	171	74
Financial assets	6,392	6,382	7,874	6,392
Loss allowance	$ 59	$ 23	$ 23	59
Credit risk
Number of significant wholesalers | customer	1	1	1
Movements in provisions for trade receivables
At 1 January	$ 23	$ 23	$ 21	21
Income statement	37	(2)	3
Amounts utilised, exchange and other movements	(1)	2	(1)
At 31 December	$ 59	$ 23	$ 23	$ 59
AAA rating
Credit risk
Number of fund managers for fixed income securities | item	5			5
AAA rating | Maximum
Credit risk
Single investment as percentage of overall fund value	10.00%			10.00%
US
Credit risk
Number of significant wholesalers | item	3	3	3
US | All major wholesalers
Credit risk
Percentage of sales	73.00%	94.00%	95.00%
Trade receivables
Non-current assets
Loss allowance	$ 59	$ 23	$ 23	$ 59
Movements in provisions for trade receivables
At 1 January	23	23
At 31 December	59	23	23	59
Trade receivables | Gross carrying amount
Non-current assets
Financial assets	$ 7,271	$ 6,054	$ 3,829	$ 7,271
Trade receivables | Not past due
Non-current assets
Expected loss rate	0.03%	0.10%	0.10%	0.03%
Loss allowance	$ 2	$ 5	$ 2	$ 2
Movements in provisions for trade receivables
At 1 January	5	2
At 31 December	2	5	2	2
Trade receivables | Not past due | Gross carrying amount
Non-current assets
Financial assets	$ 6,791	$ 5,617	$ 3,659	$ 6,791
Trade receivables | Past due 0 - 90 days
Non-current assets
Expected loss rate	0.30%	1.20%	1.60%	0.30%
Loss allowance	$ 1	$ 4	$ 2	$ 1
Movements in provisions for trade receivables
At 1 January	4	2
At 31 December	1	4	2	1
Trade receivables | Past due 0 - 90 days | Gross carrying amount
Non-current assets
Financial assets	$ 331	$ 328	$ 124	$ 331
Trade receivables | Past due 90 - 180 days
Non-current assets
Expected loss rate	32.00%	22.60%	19.40%	32.00%
Loss allowance	$ 16	$ 4	$ 4	$ 16
Movements in provisions for trade receivables
At 1 January	4	4
At 31 December	16	4	4	16
Trade receivables | Past due 90 - 180 days | Gross carrying amount
Non-current assets
Financial assets	$ 50	$ 18	$ 21	$ 50
Trade receivables | Past due > 180 days
Non-current assets
Expected loss rate	40.60%	11.00%	60.60%	40.60%
Loss allowance	$ 40	$ 10	$ 15	$ 40
Movements in provisions for trade receivables
At 1 January	10	15
At 31 December	40	10	15	40
Trade receivables | Past due > 180 days | Gross carrying amount
Non-current assets
Financial assets	99	91	25	$ 99
Provisions for trade receivables | Trade receivables
Non-current assets
Payment profile period (in months)				36 months
Counterparty credit risk
Current assets
Cash at bank and in hand	1,411	1,461	1,182	$ 1,411
Money market liquidity fund	4,486	4,772	6,602	4,486
Other short-term equivalents	269	96	48	269
Cash and cash equivalents	6,166	6,329	7,832	6,166
Fixed income securities at fair value through profit and loss	13	16	118	13
Cash collateral pledged to counterparties	162			162
Fixed deposits	64	53	42	64
Derivative financial instruments	87	83	142	87
Current assets subject to credit risk	6,492	6,481	8,134	6,492
Non-current assets
Derivative financial instruments	74	102	171	74
Non-current assets subject to credit risk	$ 74	$ 102	$ 171	$ 74